Note 06 - Inventories, Additional Information (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Inventories, Additional Information
Recognized loss due to the decline in market prices of oil products, classified as other operating expense	$ 397	$ 294